Note 12 - Income Tax Charge / (Credit)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
12	INCOME TAX CHARGE / (CREDIT)

	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Current tax	2,019	352	(1,864)
Deferred tax	(11,034)	(1,213)	210
TAX CREDIT	(9,015)	(861)	(1,654)

Changes to the UK corporation tax rates were substantively enacted as part of Finance Bill
2015
(on
October 26, 2015)
and Finance Bill
2016
(on
September 7, 2016).
These include reductions to the main rate to reduce the rate to
19%
from
April 1, 2017
and to
17%
from
April 1, 2020.
Deferred taxes at the balance sheet date have been measured using these enacted tax rates and reflected in these financial statements.

The credit for the year can be reconciled to the loss per the income statement as follows:

	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Loss before tax	(22,890)	(14,890)	(77,181)
Tax at UK corporation rate of 19% (2017: 20%)	(4,336)	(2,978)	(15,437)
Adjustment for overseas tax rate	(4,557)	24,741	(12,127)
Tax effect of expense not deductible in determining taxable profit / (loss)	7,834	444	1,392
Recognition of previously unrecognized deferred tax asset	(18,354)	(23,852)	—
Deferred tax not recognized	—	—	13,794
Reduced tax in subsidiaries operating in other jurisdictions	—	—	(1,103)
Impact of share-based payments	—	368	1,141
Adjustment in respect to prior years	—	416	(3,064)
Non-deductible impairment expense	—	—	13,750
Tax reform – Tax rate change	9,829	—	—
Tax reform – Section 965 transition tax	569	—	—
TAX CREDIT	(9,015)	(861)	(1,654)

The effect of the U.S. Tax Reform results in a tax charge amounting to
$10.4
million. This includes the impact of the tax rate change (
$9.8
million) and the transition tax (
$0.6
million).

On
December
22,
2017,
the Tax Cuts and Jobs Act of
2017
(the “
Act
”) was signed into law making significant changes to the Internal Revenue Code. Changes include, but are not
limited to, a U.S. corporate tax rate decrease from
35%
to
21%
effective for tax years beginning after
December
31,
2017,
eliminating the corporate alternative minimum tax (“
AMT
”
) and changing how existing AMT credits can be realized, the transition of U.S. international taxation from a worldwide tax system to a territorial system, and a one
-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings as of
December
31,
2017.

The Act reduces the U.S. corporate tax rate to
21%,
effective
January
1,
2018.
Consequently, the Company has recorded a decrease in net deferred tax assets of
$9.8
million, with a corresponding increase in recognition of previously unrecognized deferred tax asset.